Vanguard Wellington Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Wellington Composite Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.31%	9.20%	10.61%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.48%	9.28%	10.02%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.02%	6.77%	7.80%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.24%	6.70%	7.48%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.57%	9.37%	10.10%